Notes Payable, Net - Redemption price schedule (Details)			9 Months Ended
	May 02, 2025	Feb. 02, 2024	Sep. 30, 2025
Senior unsecured bond due 2026 | 2025 and thereafter
Notes Payable, Net
Redemption price, percentage			100.00%
Senior unsecured bond due 2029
Notes Payable, Net
Redemption price, percentage		100.00%
Senior unsecured bond due 2029 | 2026/ 2027
Notes Payable, Net
Redemption price, percentage			104.75%
Senior unsecured bond due 2029 | 2027/ 2028
Notes Payable, Net
Redemption price, percentage			102.375%
Senior unsecured bond due 2029 | 2028/ 2029 and thereafter
Notes Payable, Net
Redemption price, percentage			100.00%
Senior unsecured bond due 2030
Notes Payable, Net
Redemption price, percentage	100.00%
Senior unsecured bond due 2030 | 2026/ 2027
Notes Payable, Net
Redemption price, percentage			104.125%
Senior unsecured bond due 2030 | 2027/ 2028
Notes Payable, Net
Redemption price, percentage			102.063%
Senior unsecured bond due 2030 | 2028/ 2029 and thereafter
Notes Payable, Net
Redemption price, percentage			100.00%